Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Calculation of net loss and number of shares used to compute basic and diluted earnings per share

The calculation of net loss and the number of shares used to compute basic and diluted earnings per share for the years ended December 31, 2016 and 2015 are as follows:

(in thousands, except share data)	2016	2015
Net loss – basic and diluted	$(17,971)	$(14,704)
Net loss per share – basic and diluted	(10.59)	(14.56)
Weighted average shares outstanding – basic and diluted	1,696,237	1,010,105